The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Variable Portfolio – Select Smaller-Cap Value Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 28, 2016 (Accession No. 0001193125-16-723334), which is incorporated herein by reference.